Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Voyage Expenses
Schedule of voyage expenses

For the year ended December 31,	2024	2023	2022
Port expenses	34,691,410	30,385,334	17,962,872
Bunkers	88,717,067	76,215,708	55,671,538
Other voyage expenses	3,787,828	2,958,197	451,811
Total	127,196,305	109,559,239	74,086,221